Federated Hermes Intermediate Municipal Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.6%
		Alabama—2.7%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2026	$1,210,305
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), (United States Treasury PRF 1/1/2028@100), 5.000%, 1/1/2039	853,464
500,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	651,628
935,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	1,021,892
		TOTAL	3,737,289
		Alaska—1.0%
1,165,000		Alaska State Housing Finance Corp., State Capital Project Bonds II (Series 2015C), (United States Treasury PRF 12/1/2025@100), 5.000%, 6/1/2029	1,394,267
		Arizona—2.3%
590,000		Arizona Board of Regents (University of Arizona), System Revenue and Revenue Refunding Bonds (Series 2016A), 4.000%, 6/1/2027	685,946
1,000,000		Arizona State University, Revenue Bonds (Series 2019B), 5.000%, 7/1/2037	1,282,481
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,242,751
		TOTAL	3,211,178
		California—3.6%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 1.270% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,044,710
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	1,018,465
330,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	379,807
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.000%, 8/1/2031	1,133,514
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2021A), 5.000%, 5/1/2031	1,332,879
		TOTAL	4,909,375
		Colorado—3.1%
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	940,059
1,000,000		Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.000%, 12/1/2024	1,153,159
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	600,316
270,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	327,507
295,000		Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 5.000%, 7/15/2026	353,658
700,000		Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 5.000%, 7/15/2032	917,084
		TOTAL	4,291,783
		Connecticut—1.9%
300,000		Connecticut State Health & Educational Facilities (Nuvance Health), Revenue Bonds (Series 2019A), 4.000%, 7/1/2034	351,628
750,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	953,764
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	1,307,854
		TOTAL	2,613,246
		Delaware—0.7%
1,000,000		Delaware Economic Development Authority (NRG Energy, Inc.), Exempt Facility Refunding Revenue Bonds (Series 2020A) TOBs, 1.250%, Mandatory Tender 10/1/2025	1,013,228
		District of Columbia—1.8%
550,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	629,512

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$1,000,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2030	$1,212,735
500,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	634,298
		TOTAL	2,476,545
		Florida—3.7%
500,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	540,263
330,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	331,278
670,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (United States Treasury PRF 9/1/2021@100), 5.000%, 9/1/2024	670,000
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	882,152
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,210,483
195,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	222,211
1,000,000		Volusia County, FL Education Facility Authority (Embry-Riddle Aeronautical University, Inc.), Revenue Bonds (Series 2015B), 5.000%, 10/15/2029	1,153,254
		TOTAL	5,009,641
		Georgia—3.3%
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	585,713
300,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	314,419
1,000,000		Georgia State, General Obligation Refunding Bonds (Series 2017C), 5.000%, 7/1/2025	1,180,353
1,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs, (Royal Bank of Canada GTD), 0.894% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	1,007,553
750,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C) TOBs, (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	897,137
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	571,640
		TOTAL	4,556,815
		Illinois—8.4%
1,000,000		Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2021B), 5.000%, 12/1/2031	1,299,253
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,198,666
500,000		Illinois Finance Authority (Memorial Health System, IL), Revenue Bonds (Series 2019), 5.000%, 4/1/2034	629,571
125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2021B) FRNs, 0.720% (MUNIPSA x 1.0 +0.700%), Mandatory Tender 5/1/2026	125,312
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2023	1,066,798
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	956,125
450,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	549,500
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	663,141
100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	132,786
200,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.750%), 5.500%, 5/1/2039	257,577
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2033	1,224,970
750,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2026	888,566
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2028	1,194,296
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,250,632
		TOTAL	11,437,193
		Indiana—4.0%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,203,397
1,000,000		Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.000%, 8/15/2027	1,246,748
1,000,000		Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,283,532
1,000,000		Purdue University, IN, Purdue University Student Fee Bonds (Series CC), 5.000%, 7/1/2032	1,197,744

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$500,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A) TOBs, 5.000%, Mandatory Tender 3/1/2023	$535,940
	TOTAL	5,467,361
	Iowa—0.2%
250,000	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	289,516
	Kansas—0.9%
1,190,000	Olathe, KS Health Facilities Revenue (Olathe Medical Center), Health Facilities Revenue Bonds (Series 2012A), 5.000%, 9/1/2026	1,193,960
	Kentucky—0.2%
250,000	Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	252,088
	Louisiana—0.9%
1,000,000	New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Bonds North Terminal Project (Series 2015A), 5.000%, 1/1/2025	1,155,296
115,000	St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	119,617
	TOTAL	1,274,913
	Maryland—0.5%
500,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	624,804
	Massachusetts—1.5%
1,000,000	Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty Municipal Corp. GTD), 5.250%, 8/1/2028	1,308,261
400,000	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	506,366
255,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 171), 4.000%, 12/1/2044	262,915
	TOTAL	2,077,542
	Michigan—2.7%
500,000	Detroit, MI, UT GO Bonds (Series 2020), 5.000%, 4/1/2029	617,128
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2029	565,539
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	568,124
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	627,933
1,000,000	Michigan Strategic Fund (Detroit Edison Co.), Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	1,000,000
250,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020B Class 2), 5.000%, 6/1/2049	305,697
	TOTAL	3,684,421
	Minnesota—0.4%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.000%, 1/1/2029	553,634
	Mississippi—0.8%
500,000	Lowndes County, MS Solid Waste Disposal (International Paper Co.), PCR Refunding Bonds (Project A) Weyerhaeuser / International Paper, 6.800%, 4/1/2022	517,742
500,000	Mississippi State University, Revenue Refunding Bonds (Series 2017A), 4.000%, 8/1/2034	583,985
	TOTAL	1,101,727
	Missouri—0.9%
1,145,000	Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Health Facilities Revenue Bonds (Series 2013A), 5.000%, 6/1/2027	1,185,924
	Nebraska—0.5%
500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	635,706

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Hampshire—0.2%
$290,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2031	$326,598
	New Jersey—5.0%
500,000	New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2025	559,715
650,000	New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2028	820,332
1,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2012II), (United States Treasury PRF 3/1/2022@100), 5.000%, 3/1/2027	1,024,352
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	592,528
250,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2035	299,208
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2036	596,256
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	637,963
1,000,000	New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2030	1,237,321
1,000,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2012A), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2029	1,054,925
	TOTAL	6,822,600
	New York—7.0%
500,000	Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	599,828
575,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 3/1/2025	577,620
560,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	640,500
510,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	634,193
500,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2029	642,822
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	629,495
500,000	New York City, NY, UT GO Bonds (Fiscal Series 2020B-1), 5.000%, 10/1/2032	648,685
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	628,441
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	622,255
250,000	New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035	325,714
1,000,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2031	1,186,444
335,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	363,100
265,000	New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2034	318,116
410,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	481,719
500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	632,031
500,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	635,959
	TOTAL	9,566,922
	North Carolina—2.4%
175,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2033	208,947
185,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2034	220,201

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.000%, 1/1/2029	$1,196,209
500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	554,457
1,000,000	North Carolina State, Limited Obligation Refunding Bonds (Series 2017B), 5.000%, 5/1/2025	1,172,079
	TOTAL	3,351,893
	Ohio—4.6%
500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2032	648,172
1,000,000	Columbus, OH, UT GO Bonds (Series 2019A), 5.000%, 4/1/2034	1,286,532
1,000,000	Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2021), 5.000%, 8/1/2027	1,248,790
500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B) TOBs, 2.500%, Mandatory Tender 10/1/2029	550,001
570,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	713,522
500,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2023	535,525
1,000,000	Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,326,335
	TOTAL	6,308,877
	Oklahoma—0.7%
950,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	969,189
	Oregon—0.5%
500,000	Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	655,176
	Pennsylvania—8.5%
500,000	Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	570,589
750,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 5.000%, 4/1/2035	972,525
825,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,032,299
1,275,000	Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,567,841
425,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2022	451,092
600,000	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.580%, Mandatory Tender 8/1/2024	600,173
1,000,000	Pennsylvania State Build America Bonds (Commonwealth of Pennsylvania), First Refunding UT GO Bonds (Series 2017), 5.000%, 2/1/2026	1,199,994
1,280,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2021B), 5.000%, 12/1/2034	1,706,481
1,000,000	Pennsylvania State University, Refunding Bonds (Series 2016B), 5.000%, 9/1/2026	1,222,360
1,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	1,215,357
1,000,000	Philadelphia, PA Authority for Industrial Development (Temple University), Revenue Bonds (Second Series 2016), 5.000%, 4/1/2031	1,151,613
	TOTAL	11,690,324
	Puerto Rico—2.5%
3,043,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	3,451,625
	Rhode Island—0.8%
950,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	1,056,866
	South Carolina—1.6%
455,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2025	509,789
1,000,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2029	1,259,199
300,000	South Carolina Public Service Company (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 5.000%, 12/1/2031	397,298
	TOTAL	2,166,286

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—2.6%
$700,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	$890,243
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	903,704
1,000,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,169,494
500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	597,165
		TOTAL	3,560,606
		Texas—8.7%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	854,119
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 5.000%, 1/1/2030	658,698
180,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue BAN (Series 2021C), 5.000%, 1/1/2027	212,762
255,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	287,445
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	518,517
700,000		Dallas, TX, GO Refunding Bonds (Series 2019B), 5.000%, 2/15/2027	862,040
750,000		Grand Parkway Transportation Corp., TX, Bond Anticipation Notes (Series 2018), 5.000%, 2/1/2023	799,222
500,000		Lake Dallas, TX Independent School District, Unlimited Tax Refunding Bonds (Series 2016), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2035	584,777
500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2027	618,368
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	217,026
1,000,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,214,705
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,222,443
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2030	1,317,926
100,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2030	122,482
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,220,314
1,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.000%, 8/15/2024	1,139,652
		TOTAL	11,850,496
		Virginia—0.1%
130,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	138,012
		Washington—1.4%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.000%, 7/1/2028	971,684
785,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	903,099
		TOTAL	1,874,783
		West Virginia—0.9%
1,000,000		West Virginia State, GO State Road Bonds (Series 2019A), 5.000%, 12/1/2033	1,291,305
		Wisconsin—0.9%
1,000,000		Wisconsin State, UT GO Bonds (Series 2019B), 4.000%, 5/1/2029	1,185,788
		Wyoming—0.2%
250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2029	302,463
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $121,928,038)	129,561,965
	[1]	SHORT-TERM MUNICIPALS—3.4%
		Alabama—2.2%
760,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-B) Daily VRDNs, 0.030%, 9/1/2021	760,000
2,215,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.030%, 9/1/2021	2,215,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Alabama—continued
$100,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.030%, 9/1/2021	$100,000
		TOTAL	3,075,000
		Florida—0.6%
750,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 0.030%, 9/1/2021	750,000
		Georgia—0.1%
200,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.030%, 9/1/2021	200,000
		Kentucky—0.4%
500,000		Louisville, KY Regional Airport Authority (BT-OH LLC), (Series 2006A) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.050%, 9/1/2021	500,000
		Michigan—0.1%
50,000		Michigan State Housing Development Authority: Multi-Family (Canterbury House—Jackson Limited Dividend Housing Association Limited Partnership), (Series 2005) Daily VRDNs, (Federal Home Loan Bank of Indianapolis LOC), 0.050%, 9/1/2021	50,000
100,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.010%, 9/1/2021	100,000
		TOTAL	150,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,675,000)	4,675,000
		EXCHANGE-TRADED FUND—0.8%
16,606		VanEck Vectors High-Yield Municipal Index ETF (IDENTIFIED COST $996,207)	1,054,647
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $127,599,245)	135,291,612
		OTHER ASSETS AND LIABILITIES - NET—1.2%[3]	1,627,324
		TOTAL NET ASSETS—100%	$136,918,936
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.7% of the Fund's portfolio as calculated based upon total market value.
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
4U.S. Treasury Long Bond, Short Futures	22	$3,585,313	December 2021	$(6,885)
The average notional value of short futures contracts held by the Fund throughout the period was $4,544,555. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2021, these restricted securities amounted to $1,921,564, which represented 1.4% of total net assets.
Additional information on restricted securities held at August 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	5/27/2021	$1,000,000	$1,018,465
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	1/14/2021	$844,618	$ 903,099
3
Assets, other than investments in securities, less liabilities.
4
Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021 in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$129,561,965	$—	$129,561,965
Short-Term Municipals	—	4,675,000	—	4,675,000
Exchange-Traded Fund	1,050,647	—	—	1,054,647
TOTAL SECURITIES	$1,054,647	$134,236,965	$—	$135,291,612
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(6,885)	—	—	(6,885)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,885)	$—	$—	$(6,885)
1
Other financial instruments are futures contracts.
The following acronym(s) are used throughout this portfolio:
BAN	—Bond Anticipation Notes
EDA	—Economic Development Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rates
LOC	—Letter of Credit
LT	—Limited Tax
MUNIPSA	—SIFMA Municipal Swap Index Yield
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes